Rule 497 (e)
                                                                     333-124048,

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                       SUPPLEMENT DATED NOVEMBER 20, 2009
                         TO PROSPECTUS DATED MAY 1, 2009

The Prospectus dated May 1, 2009 is hereby amended to remove the following four funds:

         DireXion Evolution All-Cap Equity
         DireXion Evolution Managed Bond
         PIMCO Small Cap StocksPlus Total Return
         Van Eck Worldwide Real Estate

Effective November 20, 2009, the following funds will be available:

         American Century VP Mid Cap Value
         Ivy Funds VIP Asset Strategy
         Ivy Funds VIP Dividend Opportunities
         Ivy Funds VIP Growth
         Ivy Funds VP Mid Cap Growth
         Ivy Funds VIP Science and Technology
         Ivy Funds VIP Balanced
         Ivy Funds VIP Energy
         Ivy Funds VP High Income
         Ivy Funds VIP Bond
         Ivy Funds VIP Value
         Vanguard Equity Income
         Vanguard High Yield Bond
         Vanguard Mid-Cap Index
         Vanguard REIT Index
         Vanguard Growth

Effective November 20, 2009 the following funds have been added to the 30 day hold chart set forth under the Section titled "Transfers - Excessive Trading Limits":

         American Century VP Mid-Cap Value
         Franklin High Income Securities
         Franklin Strategic Income Securities
         JNF Loomis Sayles Bond
         Royce Mid-Cap
         Royce Small-Cap
         Van Eck Worldwide Multi-Manager Alternatives
         Van Eck Worldwide Bond
         Van Eck Worldwide Emerging Markets
         Van Eck Worldwide Hard Assets

Effective November 20, 2009, the following funds have been added to the 60 day hold chart set forth under the Section titled "Transfers - Excessive Trading Limits":

         First Eagle Overseas
         Ivy Funds VIP Asset Strategy
         Ivy Funds VIP Dividend Opportunities
         Ivy Funds VIP Growth
         Ivy Funds VP Mid Cap Growth
         Ivy Funds VIP Science and Technology
         Ivy Funds VIP Balanced
         Ivy Funds VIP Energy
         Ivy Funds VP High Income
         Ivy Funds VIP Bond
         Ivy Funds VIP Value
         Vanguard Equity Income
         Vanguard High Yield Bond
         Vanguard Mid-Cap Index
         Vanguard REIT Index
         Vanguard Growth

The following name changes are effective November 20, 2009

------------------------------------------------------------------------------------------
           From                                            To
------------------------------------------------------------------------------------------
Alger American Capital Appreciation      Alger Capital Appreciation
------------------------------------------------------------------------------------------
Alger American Large Cap Growth          Alger Large Cap Growth
------------------------------------------------------------------------------------------
Alger American MidCap Growth             Alger Mid Cap Growth
------------------------------------------------------------------------------------------
Alger American Small Cap Growth          Alger Small Cap Growth
------------------------------------------------------------------------------------------
Lazard U.S. Small Cap Equity             Lazard Retirement U.S. Small-Mid Cap Equity
------------------------------------------------------------------------------------------
Legg Mason Aggressive Growth             Legg Mason ClearBridge Aggressive Growth
------------------------------------------------------------------------------------------
Legg Mason Capital and Income            Less Mason ClearBridge Equity Income Builder
------------------------------------------------------------------------------------------
Legg Mason Fundamental Value             Legg Mason ClearBridge Fundamental Value
------------------------------------------------------------------------------------------
Legg Mason Global High Yield Bond        Legg Mason Western Asset Global High Yield Bond
------------------------------------------------------------------------------------------
Legg Mason Large Cap Growth              Legg Mason ClearBridge Large Cap Growth
------------------------------------------------------------------------------------------
Legg Mason Strategic Bond                Legg Mason Western Asset Strategic Bond
------------------------------------------------------------------------------------------
Rydex Essential Portfolio Aggressive     Rydex All-Asset Aggressive Strategy
------------------------------------------------------------------------------------------
Rydex Essential Portfolio Conservative   Rydex All-Asset Conservative Strategy
------------------------------------------------------------------------------------------
Rydex Essential Portfolio Moderate       Rydex All-Asset Moderate Strategy
------------------------------------------------------------------------------------------

Appendix A is hereby amended to include the following Investment Portfolio summaries:

American Century Mid Cap Value: The Fund seeks long-term capital growth. Income is a secondary objective. The portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies.

Ivy Funds VIP Asset Strategy: The Fund seeks high total return over the long term. The Fund may invest in any market that is believed to offer a high probability of return or, alternatively, that provides a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the fund makes topdown allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, seeks attractive opportunities within each market.

Ivy Funds VIP Dividend Opportunities: The Fund seeks total return. The Fund invests primarily in dividend-paying common stocks of large companies that we believe demonstrate favorable prospects for long-term capital growth. The portfolio manager selects securities by considering a company's ability to sustain, and potentially increase, its dividend payments. Factors for portfolio selection include a company's established operating history, profitability record, management and leadership position in its industry.

Ivy Funds VIP Growth: The Fund seeks capital growth, with current income as a secondary objective. The Fund uses a bottom-up strategy focusing on companies that it feels have dominant market positions and established competitive advantages. The Fund believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. Other factors considered are the company's product line, quality of management, and changes in economic and political conditions.

Ivy Funds VP Mid Cap Growth: The Fund seeks to provide growth. It employs a bottom-up approach to stock selection, centering on mid-cap stocks with a growth bias. The focus is on companies with strong growth models, profitability and sound capital structures. Other characteristics that the Fund seeks include the active involvement of the founder or entrepreneur, management that demonstrates commitment to stakeholders, strong financial model and a leading market position.

Ivy Funds VIP Science and Technology: The Fund seeks long term capital growth. Emphasizes growth potential in selecting stocks; that is, seeks companies in which earnings are likely to grow faster than the economy. Aims to identify strong secular trends within industries and then apply a bottom-up stock selection process by considering a number of factors in selecting securities, including growth and earnings potential, quality of management, industry/market size potential, and applicable market and economic conditions.

Ivy Funds VIP Balanced: The Fund seeks to provide current income, with long term appreciation of capital as a secondary objective. Looks at a number of factors is selecting securities for the Fund's portfolio. On the equity side, typically looks at undervalued companies whose asset value or earnings power is not reflected in the price of the stock. In selecting debt securities, seeks high quality securities with minimal credit risk. Uses the same analysis on the sell side to determine if a security is still undervalued or maintaining minimal credit risk.

Ivy Funds VIP Energy: The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities, primarily equities of both U.S. and non-U.S. companies principally engaged in exploration, discovery, distribution or infrastructure of energy and/or alternative energy.

Ivy Funds VP High Income: The Fund seeks high level of current income, with a secondary objective of capital growth. The Fund invests primarily in a diversified portfolio of highyield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers. The manager looks at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements and potential to improve credit standing.

Ivy Funds VIP Bond: The Fund seeks reasonable return with emphasis on preservation of capital. The Fund utilizes a bottom-up, fundamental approach. Capitalizing on the portfolio management team's experience in the fixed income market, the managers focus on security selection and sector allocation. The managers also focus on relative value trading among fixed-income securities, and consider factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices, and issuer operations.

Ivy Funds VIP Value: The Fund seeks long-term capital appreciation. Uutilizes both a top-down (assess the market environment) and bottom-up (research individual issuers) analysis in the selection process. In general, in selecting securities for the Fund, evaluates market risk, interest rate trends and economic climate. Equities selected must represent value in a combination of relative and absolute measures. Attempts to concentrate the fund's equity holdings in companies with leading positions in their respective industries with solid management teams, strong balance sheets and high barriers to competition.

Legg Mason ClearBridge Equity Income Builder: The Fund seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The fund may also invest in real estate investment trusts ("REITs").

PIMCO High Yield: The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"). May invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments.

Vanguard Equity Income: The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities.

Vanguard High Yield Bond: The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds--commonly known as "junk bonds"--with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bondrating agency; or if unrated, are determined to be of comparable quality by the Portfolio's advisor.

Vanguard Mid-Cap Index: The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Mid Cap 450 Index, a broadly diversified index of stocks of mediumsize U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Vanguard REIT Index: The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley Capital International (MSCI) US REIT Index. The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

Vanguard Growth: The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.20.09